Annual Total Returns [BarChart] - First Trust NASDAQ-100-Technology Sector Index Fund - First Trust NASDAQ-100-Technology Sector Index Fund	May 03, 2021
Bar Chart Table:
2011	(5.75%)
2012	8.02%
2013	38.12%
2014	24.83%
2015	(1.37%)
2016	25.27%
2017	37.86%
2018	(4.70%)
2019	48.36%
2020	38.82%